PROPERTY, PLANT AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Schedule of Property, Plant and Equipment [Table Text Block]
	June 30, 2012
		Accumulated
	Cost	Depreciation	Net Book Value
Mineral properties	$7,823,272	$265,872	$7,557,400
Borealis asset retirement obligation	1,533,158	53,140	1,480,018
Leach pad	1,897,882	325,365	1,572,517
Plant	5,822,237	235,746	5,586,491
ADR	3,168,448	12,343	3,156,105
Equipment	963,900	312,749	651,151
Property, plant and equipment total costs	$21,208,897	$1,205,215	$20,003,682

	March 31, 2012
		Accumulated
	Cost	Depreciation	Net Book Value
Mineral properties	$7,625,883	$193,038	$7,432,845
Borealis asset retirement obligation	1,533,158	38,866	1,494,292
Leach pad 1A	1,897,882	222,017	1,675,865
Plant	5,713,537	144,839	5,568,698
Construction in progress, ADR	2,910,023	-	2,910,023
Equipment	769,314	285,642	483,672
Property, plant and equipment total costs	$20,449,797	$884,402	$19,565,395

	March 31, 2011
		Accumulated
	Cost	Depreciation	Net Book Value
Mineral properties	$1,890,166	$-	$2,651,069
Equipment	340,963	231,702	109,261
Property, plant and equipment total costs	$2,231,129	$231,702	$2,760,330